Consolidated Income Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019 [1]
Profit or loss [abstract]
Revenue		$ 21,298	$ 25,823
Cost of sales		(9,097)	(9,953)
Gross profit		12,201	15,869
Distribution expenses		(2,401)	(2,709)
Sales and marketing expenses		(3,278)	(3,531)
Administrative expenses		(1,578)	(1,837)
Other operating income/(expenses)		158	388
Impairment of goodwill		(2,500)
COVID-19 costs		(78)
Restructuring		(60)	(58)
Business and asset disposal (including impairment losses)		(154)	(24)
Acquisition costs business combinations		(4)	(21)
Profit from operations		2,306	8,077
Finance cost		(5,835)	(2,754)
Finance income		243	2,586
Net finance income/(cost)		(5,592)	(169)
Share of result of associates and joint ventures		33	62
Profit before tax		(3,253)	7,970
Income tax expense		(492)	(1,565)
Profit from continuing operations		(3,744)	6,406
Profit from discontinued operations		2,055	236
Profit of the period		(1,688)	6,642
Profit from continuing operations attributable to:
Equity holders of AB InBev		(3,955)	5,819
Non-controlling interest		211	587
Profit of the period attributable to:
Equity holders of AB InBev		(1,900)	6,055
Non-controlling interest		$ 211	$ 587
Basic earnings per share		$ (0.95)	$ 3.06
Diluted earnings per share		(0.95)	3.01
Basic earnings per share from continuing operations		(1.98)	2.94
Diluted earnings per share from continuing operations		(1.98)	2.89
Basic earnings per share before exceptional items and discontinued operations	[2]	0.04	2.38
Diluted earnings per share before exceptional items and discontinued operations	[2]	0.04	2.34
Underlying earnings per share	[2]	$ 0.90	$ 1.81

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	Basic earnings per share and diluted earnings per share before exceptional items and discontinued operations and Underlying earnings per share are not defined metrics in IFRS. Refer to Note 18 Changes in equity and earnings per share for more details.